Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net income / (loss)		$ 31.7	$ 0.8	$ 46.1	$ (6.6)
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Non-cash compensation expense related to stock based employee and directors' compensation		1.8	1.3	3.6	2.6
Depreciation of non-current assets		31.9	28.0	63.7	56.2
Amortization of deferred mobilization and contract preparation costs		17.1	11.2	31.8	24.8
Amortization of deferred mobilization, demobilization and other revenue		(42.5)	(15.1)	(68.7)	(30.5)
Gain on disposal of assets		(0.2)	(0.2)	(0.4)	(0.3)
Amortization of debt discount		1.7	0.0	3.4	0.0
Amortization of debt premium		(0.2)	0.0	(0.3)	0.0
Amortization of deferred finance charges		2.8	3.2	5.5	5.0
Bank commitment, guarantee and other fees		0.0	0.3	0.0	0.3
Effective interest rate adjustments		0.0	(1.5)	0.0	(3.2)
Change in fair value of financial instruments		(0.3)	0.0	(0.3)	0.0
Loss / (income) from equity method investments		2.5	(3.9)	(2.9)	(6.3)
Deferred income tax		(1.3)	0.9	(4.4)	0.8
Change in assets and liabilities:
Amounts due to/from related parties		13.9	(9.6)	10.7	(16.2)
Accrued expenses		(2.7)	0.1	(12.0)	(1.6)
Accrued interest		(44.2)	(22.0)	(9.1)	(7.5)
Other current and non-current assets		(26.0)	(13.5)	(71.8)	(31.8)
Other current and non-current liabilities		23.1	22.4	38.1	8.5
Net cash provided by / (used in) operating activities		9.1	2.4	33.0	(5.8)
Cash flows from investing activities
Purchase of property, plant and equipment		(0.2)	(0.7)	(0.4)	(0.9)
Repayment of loan from equity method investments		0.0	9.8	0.0	9.8
Additions to newbuildings		(6.4)	0.0	(9.7)	0.0
Additions to jack-up drilling rigs		(6.8)	(25.0)	(22.0)	(53.8)
Net cash used in investing activities		(13.4)	(15.9)	(32.1)	(44.9)
Cash flows from financing activities
Repayments of debt	[1]	(60.3)	(186.4)	(70.9)	(400.3)
Cash dividends paid		(23.9)	0.0	(47.7)	0.0
Debt proceeds, gross of premium / (net of discount) and issuance costs		0.0	25.0	208.3	416.3
Proceeds from exercise of share options		0.0	0.0	1.3	0.0
Net cash (used in) / provided by financing activities		(84.2)	(161.4)	91.0	16.0
Net (decrease) / increase in cash, cash equivalents and restricted cash		(88.5)	(174.9)	91.9	(34.7)
Cash, cash equivalents and restricted cash at the beginning of the period		283.0	258.7	102.6	118.5
Cash, cash equivalents and restricted cash at the end of the period		194.5	83.8	194.5	83.8
Supplementary disclosure of cash flow information
Interest paid		(91.9)	(67.1)	(98.2)	(96.6)
Income taxes paid		(17.2)	(7.9)	(30.0)	(17.9)
Cash and cash equivalents		193.5		193.5
Restricted cash		1.0		1.0
Total cash and cash equivalents and restricted cash		$ 194.5	$ 83.8	$ 194.5	$ 83.8

[1]	Included in repayment of debt is the redemption premium on our Senior Secured Notes due in 2028 and 2030